Debt	12 Months Ended
Nov. 30, 2021
Debt Disclosure [Abstract]
Debt	Debt

			November 30,
(in millions)	Maturity	Rate (a) (c)	2021	2020
Secured Debt
Notes
Notes	Apr 2023	11.5%	$—	$4,000
Notes	Feb 2026	10.5%	775	775
EUR Notes	Feb 2026	10.1%	481	508
Notes	Jun 2027	7.9%	192	192
Notes	Aug 2027	9.9%	900	900
Notes	Aug 2028	4.0%	2,406	—
Loans
EUR fixed rate	Jul 2024 - May 2025	5.5 - 6.2%	98	136
EUR floating rate	Jun 2025 - Oct 2026	EURIBOR + 2.7 - 3.8%	951	1,026
Floating rate	Jun 2025 - Oct 2028	LIBOR + 3.0 - 3.3%	4,137	1,855
Total Secured Debt			9,939	9,393
Unsecured Debt
Revolver
Facility	(b)	LIBOR + 0.7%	2,790	3,083
Notes
EUR Notes	Feb 2021	1.6%	—	429
EUR Notes	Nov 2022	1.9%	622	658
Convertible Notes	Apr 2023	5.8%	522	537
Notes	Oct 2023	7.2%	125	125
Notes	Mar 2026	7.6%	1,450	1,450
EUR Notes	Mar 2026	7.6%	566	598
Notes	Mar 2027	5.8%	3,500	—
Notes	Jan 2028	6.7%	200	200
Notes	May 2029	6.0%	2,000	—
EUR Notes	Oct 2029	1.0%	679	718
Loans
EUR fixed rate	Mar 2021 - Sep 2021	0.3 - 3.9%	—	32
Floating rate	Feb 2023 - Sep 2024	LIBOR + 3.8 - 4.5%	590	300
GBP floating rate	Feb 2025	GBP LIBOR + 0.9%	467	881
EUR floating rate	Dec 2021 - Mar 2026	EURIBOR + 0.3 - 4.8%	1,375	1,860
Export Credit Facilities
Floating rate	Feb 2022 - Dec 2031	LIBOR + 0.5 - 1.5%	1,363	1,138
EUR floating rate	Feb 2022 - Dec 2032	EURIBOR + 0.2 - 1.6%	2,742	1,891
Fixed rate	Aug 2027 - Dec 2032	2.4 - 3.4%	3,488	3,131
EUR fixed rate	Feb 2031 - Jul 2033	1.1 - 1.6%	1,551	1,159
Total Unsecured Debt			24,031	18,188
Total Debt			33,970	27,581
Less: unamortized debt issuance costs and discounts			(744)	(624)
Total Debt, net of unamortized debt issuance costs and discounts			33,226	26,957
Less: short-term borrowings			(2,790)	(3,084)

Less: current portion of long-term debt	(1,927)	(1,742)
Long-Term Debt	$28,509	$22,130

The scheduled maturities of our debt are as follows:

	November 30, 2021
(in millions)	Rate (a) (c)	2022	2023	2024	2025	2026	Thereafter
Secured Debt
Notes
Notes	10.5%	$—	$—	$—	$—	$775	$—
EUR Notes	10.1%	—	—	—	—	481	—
Notes	7.9%	—	—	—	—	—	192
Notes	9.9%	—	—	—	—	—	900
Notes	4.0%	—	—	—	—	—	2,406
Loans
EUR fixed rate	5.5 - 6.2%	30	30	30	8	—	—
EUR floating rate	EURIBOR + 2.7 - 3.8%	20	20	20	878	11	—
Floating rate	LIBOR + 3.0 - 3.3%	36	42	42	1,804	23	2,191
Total Secured Debt		86	92	92	2,690	1,290	5,688
Unsecured Debt
Revolver
Facility	LIBOR + 0.7%	—	—	2,790	—	—	—
Notes
EUR Notes	1.9%	622	—	—	—	—	—
Convertible Notes	5.8%	—	522	—	—	—	—
Notes	7.2%	—	125	—	—	—	—
Notes	7.6%	—	—	—	—	1,450	—
EUR Notes	7.6%	—	—	—	—	566	—
Notes	5.8%	—	—	—	—	—	3,500
Notes	6.7%	—	—	—	—	—	200
Notes	6.0%	—	—	—	—	—	2,000
EUR Notes	1.0%	—	—	—	—	—	679
Loans
Floating rate	LIBOR + 3.8 - 4.5%	—	290	300	—	—	—
GBP floating rate	GBP LIBOR + 0.9%	—	—	93	374	—	—
EUR floating rate	EURIBOR + 0.3 - 4.8%	413	490	189	189	94	—
Export Credit Facilities
Floating rate	LIBOR + 0.5 - 1.5%	202	246	246	186	163	406
EUR floating rate	EURIBOR + 0.2 - 1.6%	269	468	441	364	317	952
Fixed rate	2.4 - 3.4%	260	387	387	387	387	1,596
EUR fixed rate	1.1 - 1.6%	74	144	144	144	144	832
Total Unsecured Debt		1,840	2,673	4,590	1,642	3,120	10,165
Total Debt		$1,927	$2,765	$4,682	$4,332	$4,411	$15,854

(a)Substantially all of our variable debt has a 0.0% to 0.75% floor.
(b)Amounts outstanding under our $1.7 billion, €1.0 billion and £0.2 billion multi-currency revolving credit facility (the “Revolving Facility”) were drawn in 2020 for an initial six-month term. We may continue to re-borrow or otherwise utilize available amounts under the Revolving Facility through August 2024, subject to satisfaction of the conditions in the facility. We had $0.2 billion available for borrowing under our Revolving Facility as of November 30, 2021. The Revolving Facility also includes an emissions linked margin adjustment whereby, after the initial applicable margin is set per the margin pricing grid, the margin may be adjusted based on performance in achieving certain agreed annual carbon emissions goals. We are required to pay a commitment fee on any unutilized portion.
(c)The above debt tables do not include the impact of our foreign currency and interest rate swaps. The interest rates on some of our debt, and in the case of our Revolving Facility, fluctuate based on the applicable rating of senior unsecured long-term securities of Carnival Corporation or Carnival plc.

Secured Debt

Our secured debt is secured on a first-priority basis by collateral, which includes vessels and material intellectual property with a net book value of approximately $25.6 billion as of November 30, 2021 and certain other assets.

Repricing of 2025 Secured Term Loan

In June 2021, we entered into an amendment to reprice our $2.8 billion 2025 Secured Term Loan (the “2025 Secured Term Loan”). The amended U.S. dollar tranche bears interest at a rate per annum equal to LIBOR (with a 0.75% floor) plus 3%. The amended euro tranche bears interest at a rate per annum equal to EURIBOR (with a 0% floor) plus 3.75%.

2028 Senior Secured Notes

In July 2021, we issued $2.4 billion aggregate principal amount of 4% first-priority senior secured notes due in 2028 (the “2028 Senior Secured Notes”). We used the net proceeds from the issuance to purchase $2.0 billion aggregate principal amount of the 2023 Senior Secured Notes and to pay accrued interest on such notes and related fees and expenses. The 2028 Senior Secured Notes mature on August 1, 2028.

2028 Senior Secured Term Loan

In October 2021, we borrowed an aggregate principal amount of $2.3 billion under a new term loan. We used the net proceeds from this borrowing to redeem the $2.0 billion outstanding aggregate principal amount of the 2023 Senior Secured Notes and to pay accrued interest on such notes and related fees and expenses. Borrowings under the new term loan bear interest at a rate per annum equal to LIBOR (with a 0.75% floor) plus 3.25% and mature on October 18, 2028.

Unsecured Debt

2027 Senior Unsecured Notes

In February 2021, we issued an aggregate principal amount of $3.5 billion senior unsecured notes that mature on March 1, 2027
(the “2027 Senior Unsecured Notes”). The 2027 Senior Unsecured Notes bear interest at a rate of 5.75% per year.

2029 Senior Unsecured Notes

In November 2021, we issued an aggregate principal amount of $2.0 billion senior unsecured notes that mature on May 1, 2029 (the “2029 Senior Unsecured Notes”), intended to refinance various 2022 and other debt maturities. The 2029 Senior Unsecured Notes bear interest at a rate of 6% per year and are callable beginning November 1, 2024.

Export Credit Facility Borrowing

In December 2020, we borrowed $1.5 billion under export credit facilities due in semi-annual installments through 2033.

In July 2021, we borrowed $544 million under an export credit facility due in semi-annual installments through 2033.

Debt Holidays

In 2021, we amended all of our export credit facilities to defer approximately $1.0 billion of principal payments that would otherwise have been due over a one year period commencing April 1, 2021 until March 31, 2022, with repayments to be made over the following five years. The cumulative deferred principal amount of the debt holiday amendments, inclusive of the amendments entered into in 2020, is approximately $1.7 billion. In addition, these amendments aligned the financial covenants of all our export credit facilities with our other facilities.
Convertible Notes

In 2020, we issued $2.0 billion aggregate principal amount of 5.75% convertible senior notes due 2023 (the “Convertible Notes”). The Convertible Notes mature on April 1, 2023, unless earlier repurchased or redeemed by us or earlier converted in accordance with their terms prior to the maturity date. Since April 2020, we have had repurchases and conversions of convertible debt as a result of which the principal amount of debt decreased by $1.5 billion.

The Convertible Notes are convertible by holders, subject to the conditions described within the indenture that governs the Convertible Notes, into cash, shares of Carnival Corporation common stock, or a combination thereof, at our election. The Convertible Notes have an initial conversion rate of 100 shares of Carnival Corporation common stock per $1,000 principal amount of the Convertible Notes, equivalent to an initial conversion price of $10 per share of common stock. The initial conversion price is subject to certain anti-dilutive adjustments and may also increase if the Convertible Notes are converted in connection with a tax redemption or certain corporate events. As of November 30, 2021, a condition allowing holders of the Convertible Notes to convert has been met and therefore the Convertible Notes are convertible. Refer to Note 15 - “Supplemental Cash Flow Information” for additional detail on transactions related to the Convertible Notes.

We may redeem the Convertible Notes, in whole but not in part, at any time on or prior to December 31, 2022 at a redemption price equal to 100% of the principal amount thereof, plus accrued and unpaid interest to the redemption date, if we or any guarantor would have to pay any additional amounts on the Convertible Notes due to a change in tax laws, regulations or rulings or a change in the official application, administration or interpretation thereof.

We account for the Convertible Notes as separate liability and equity components. We determined the carrying amount of the liability component as the present value of its cash flows.

The carrying amount of the equity component representing the conversion option was $286 million on the date of issuance and was calculated by deducting the carrying value of the liability component from the initial proceeds from the Convertible Notes. The excess of the principal amount of the Convertible Notes over the carrying amount of the liability component represents a debt discount that is amortized to interest expense over the term of the Convertible Notes under the effective interest rate method using an effective annual interest rate of 12.9%. The carrying amount of the equity component was reduced to zero in conjunction with the partial repurchase of Convertible Notes in August 2020 because at the time of repurchase, the fair value of the equity component for the portion of the Convertible Notes that was repurchased, exceeded the total amount of the equity component recorded at the time the Convertible Notes were issued.

The net carrying value of the liability component of the Convertible Notes was as follows:

	November 30,
(in millions)	2021	2020
Principal	$522	$537
Less: Unamortized debt discount	(45)	(76)
	$478	$461

The interest expense recognized related to the Convertible Notes was as follows:

	November 30,
(in millions)	2021	2020
Contractual interest expense	$31	$58
Amortization of debt discount	29	50
	$60	$109

As of November 30, 2021, the if-converted value above par was $398 million on available shares of 52 million for the Convertible Notes.

Covenant Compliance

Our Revolving Facility, unsecured loans and our export credit facilities, as of January 13, 2022, contain one or more covenants that require us to:
•Maintain minimum interest coverage (EBITDA to consolidated net interest charges (the “Interest Coverage Covenant”)) at the end of each fiscal quarter from February 28, 2023, at a ratio of not less than 2.0 to 1.0 for the February 28, 2023 and May 31, 2023 testing dates, 2.5 to 1.0 for the August 31, 2023 and
November 30, 2023 testing dates, and 3.0 to 1.0 for the February 28, 2024 testing date onwards, or through their respective maturity dates
•Maintain minimum shareholders’ equity of $5.0 billion
•From the November 30, 2021 testing date until the May 31, 2023 testing date, the Debt to Capital Covenant is not to exceed 75%, following which it will be tested at levels which decline ratably to 65% from the May 31, 2024 testing date onwards
•Maintain minimum liquidity of $1.0 billion through February 29, 2024
•Adhere to certain restrictive covenants through November 30, 2024
•Restrict the granting of guarantees and security interests for certain of our outstanding debt through November 30,
2024
•Limit the amounts of our secured assets as well as secured and other indebtedness

At November 30, 2021, we were in compliance with the applicable covenants under our debt agreements. Generally, if an event of default under any debt agreement occurs, then, pursuant to cross default acceleration clauses, substantially all of our outstanding debt and derivative contract payables could become due, and all debt and derivative contracts could be terminated. Any financial covenant amendment may lead to increased costs, increased interest rates, additional restrictive covenants and other available lender protections that would be applicable.

Carnival Corporation or Carnival plc and certain of our subsidiaries have guaranteed substantially all of our indebtedness.